Putnam RetirementReady Funds
The fund's portfolios
4/30/19 (Unaudited)

	Putnam Retirement Income Fund Lifestyle 1	Shares	Value
	Absolute Return Funds (60.0%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	3,409,427	$33,105,539
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	2,913,026	32,946,319

	Total Absolute Return Funds (cost $67,735,075)		$66,051,858
	Asset Allocation Funds (34.2%)*
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	3,543,913	$37,671,798

	Total Asset Allocation Funds (cost $37,349,130)		$37,671,798
	Fixed Income Funds (5.9%)*
	Putnam Government Money Market Fund Class G(AFF)	6,521,306	$6,521,306

	Total Fixed Income Funds (cost $6,521,306)		$6,521,306

	Total Investments (cost $111,605,511)		$110,244,962

*	Percentages indicated are based on net assets of $110,010,183.

	Notes to The fund's portfolio
	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2018 through April 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated Company.
	Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3	Total
	Putnam Retirement Income Fund Lifestyle 1	110,244,962	—	—	110,244,962

Affiliated transactions
Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Putnam Retirement Income Fund Lifestyle 1
Affiliates	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/19	Fair value as of 4/30/19
Putnam Fixed Income Absolute Return Fund Class P	$31,094,455	$10,560,566	$8,050,756	$1,241,615	$—	$(39,568)	$(459,158)	3,409,427	$33,105,539
Putnam Multi-Asset Absolute Return Fund Class P	31,064,700	10,817,004	7,563,116	1,133,062	—	(504,221)	(868,048)	2,913,026	32,946,319
Putnam Dynamic Asset Allocation Conservative Fund Class P	35,660,386	12,005,630	9,407,958	643,850	924,079	279,272	(865,532)	3,543,913	37,671,798
Putnam Government Money Market Fund Class G	6,169,788	2,497,263	2,145,745	77,854	—	—	—	6,521,306	6,521,306

Totals	$103,989,329	$35,880,463	$27,167,575	$3,096,381	$924,079	$(264,517)	$(2,192,738)		$110,244,962

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com